Quarterly Report
February 29, 2024
MFS®  Blended Research®
Value Equity Fund
BRU-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 3.0%
Boeing Co. (a)	2,608	$531,302
CACI International, Inc., “A” (a)	1,392	521,791
General Dynamics Corp.	15,103	4,126,895
Honeywell International, Inc.	16,605	3,299,911
		$8,479,899
Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	22,997	$2,390,078
PVH Corp.	4,790	654,649
Skechers USA, Inc., “A” (a)	21,861	1,351,229
		$4,395,956
Biotechnology – 1.1%
Biogen, Inc. (a)	9,648	$2,093,520
Gilead Sciences, Inc.	16,175	1,166,217
		$3,259,737
Broadcasting – 1.0%
Walt Disney Co.	25,445	$2,839,153
Brokerage & Asset Managers – 3.1%
Bank of New York Mellon Corp.	69,509	$3,898,760
Charles Schwab Corp.	14,576	973,385
Citigroup, Inc.	43,659	2,422,638
TPG, Inc.	31,653	1,403,811
		$8,698,594
Business Services – 1.7%
Accenture PLC, “A”	1,505	$564,044
Fiserv, Inc. (a)	29,005	4,329,576
		$4,893,620
Cable TV – 1.1%
Comcast Corp., “A”	75,396	$3,230,719
Chemicals – 0.9%
Eastman Chemical Co.	15,350	$1,346,809
Mosaic Co.	21,049	655,887
PPG Industries, Inc.	3,683	521,513
		$2,524,209
Computer Software – 2.4%
AppLovin Corp. (a)	10,747	$641,811
Microsoft Corp.	1,953	807,839
Salesforce, Inc.	17,084	5,275,881
		$6,725,531
Construction – 0.8%
AZEK Co., Inc. (a)	49,951	$2,403,143
Consumer Products – 3.3%
Colgate-Palmolive Co.	43,717	$3,782,395
Kenvue, Inc.	43,745	831,155
Kimberly-Clark Corp.	21,043	2,549,780
Newell Brands, Inc.	243,153	1,823,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Procter & Gamble Co.	3,253	$517,032
		$9,504,009
Consumer Services – 0.8%
Booking Holdings, Inc.	618	$2,143,737
Electrical Equipment – 1.5%
Amphenol Corp., “A”	34,254	$3,741,907
Emerson Electric Co.	5,742	613,533
		$4,355,440
Electronics – 5.3%
Applied Materials, Inc.	23,324	$4,702,585
Corning, Inc.	21,141	681,586
Intel Corp.	32,182	1,385,435
Lam Research Corp.	4,615	4,330,024
Marvell Technology, Inc.	10,951	784,748
NXP Semiconductors N.V.	12,419	3,101,397
		$14,985,775
Energy - Independent – 7.3%
ConocoPhillips	39,925	$4,493,159
EOG Resources, Inc.	31,974	3,659,744
Marathon Petroleum Corp.	16,139	2,731,203
Phillips 66	34,205	4,874,555
Pioneer Natural Resources Co.	4,963	1,167,248
Valero Energy Corp.	27,484	3,887,887
		$20,813,796
Energy - Integrated – 1.3%
Chevron Corp.	2,657	$403,890
Exxon Mobil Corp.	20,757	2,169,522
National Gas Fuel Co.	25,938	1,264,218
		$3,837,630
Food & Beverages – 2.3%
General Mills, Inc.	36,159	$2,320,685
Mondelez International, Inc.	57,786	4,222,423
		$6,543,108
Gaming & Lodging – 0.5%
Park Hotels & Resorts, REIT	86,114	$1,429,492
Health Maintenance Organizations – 2.5%
Cigna Group	15,724	$5,285,465
Humana, Inc.	5,121	1,793,989
		$7,079,454
Insurance – 7.5%
Ameriprise Financial, Inc.	3,714	$1,512,935
Berkshire Hathaway, Inc., “B” (a)	14,389	5,890,856
Chubb Ltd.	18,224	4,586,434
Corebridge Financial, Inc.	86,200	2,140,346
Equitable Holdings, Inc.	87,804	3,006,409
Hartford Financial Services Group, Inc.	10,945	1,048,969
MetLife, Inc.	19,243	1,342,007
Reinsurance Group of America, Inc.	10,013	1,770,799
		$21,298,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.9%
Alphabet, Inc., “A” (a)	23,791	$3,294,102
Meta Platforms, Inc., “A”	4,482	2,196,763
		$5,490,865
Machinery & Tools – 5.3%
AGCO Corp.	27,940	$3,065,018
CNH Industrial Capital LLC	150,510	1,798,595
Eaton Corp. PLC	15,607	4,510,423
Timken Co.	25,268	2,122,259
Trane Technologies PLC	8,460	2,385,466
Wabtec Corp.	9,285	1,311,878
		$15,193,639
Major Banks – 8.7%
Bank of America Corp.	92,060	$3,177,911
Goldman Sachs Group, Inc.	10,476	4,075,688
JPMorgan Chase & Co.	55,199	10,270,326
Morgan Stanley	8,934	768,681
Wells Fargo & Co.	118,919	6,610,707
		$24,903,313
Medical & Health Technology & Services – 1.6%
McKesson Corp.	8,674	$4,522,710
Medical Equipment – 2.8%
Abbott Laboratories	10,318	$1,224,128
Becton, Dickinson and Co.	8,790	2,070,484
Boston Scientific Corp. (a)	20,554	1,360,880
Medtronic PLC	41,414	3,452,271
		$8,107,763
Metals & Mining – 0.5%
United States Steel Corp.	30,542	$1,445,858
Other Banks & Diversified Financials – 2.0%
American Express Co.	18,293	$4,013,850
M&T Bank Corp.	5,373	750,823
Northern Trust Corp.	11,085	910,411
		$5,675,084
Pharmaceuticals – 6.9%
Johnson & Johnson	54,381	$8,776,006
Merck & Co., Inc.	4,720	600,148
Organon & Co.	78,360	1,364,248
Pfizer, Inc.	183,622	4,877,000
Vertex Pharmaceuticals, Inc. (a)	9,853	4,145,551
		$19,762,953
Railroad & Shipping – 3.0%
CSX Corp.	120,451	$4,569,911
Union Pacific Corp.	15,191	3,853,805
		$8,423,716
Real Estate – 4.3%
Highwoods Properties, Inc., REIT	91,000	$2,224,950
Jones Lang LaSalle, Inc. (a)	17,267	3,284,874
Kimco Realty Corp., REIT	134,399	2,655,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Prologis, Inc., REIT	31,626	$4,214,797
		$12,380,345
Specialty Chemicals – 2.6%
Chemours Co.	115,854	$2,278,848
Linde PLC	7,239	3,249,008
RPM International, Inc.	15,200	1,753,320
		$7,281,176
Specialty Stores – 3.8%
Builders FirstSource, Inc. (a)	17,774	$3,469,129
O'Reilly Automotive, Inc. (a)	3,364	3,658,081
Target Corp.	23,710	3,625,733
		$10,752,943
Telecommunications - Wireless – 1.3%
T-Mobile USA, Inc.	23,242	$3,795,419
Telephone Services – 0.5%
Equinix, Inc., REIT	1,652	$1,468,331
Tobacco – 0.8%
Altria Group, Inc.	53,763	$2,199,444
Utilities - Electric Power – 4.1%
Duke Energy Corp.	37,321	$3,427,187
Edison International	27,605	1,877,692
NRG Energy, Inc.	37,934	2,098,509
PG&E Corp.	144,159	2,406,014
Vistra Corp.	34,018	1,855,342
		$11,664,744
Total Common Stocks		$282,510,060
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.37% (v)	2,279,788	$2,279,788

Other Assets, Less Liabilities – 0.2%		447,357
Net Assets – 100.0%		$285,237,205
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,279,788 and $282,510,060, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$282,510,060	$—	$—	$282,510,060
Mutual Funds	2,279,788	—	—	2,279,788
Total	$284,789,848	$—	$—	$284,789,848
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,733,746	$22,761,316	$25,215,416	$(402)	$544	$2,279,788
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$117,969	$—